Share-based payment — Range of exercise prices (Details)	12 Months Ended
	Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares	Dec. 31, 2018 shares £ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options | shares	13,414,118	10,916,086	8,472,827	5,075,734
Wtd Average Exercise Price (GBP)	£ 2.58	£ 1.81	£ 1.16	£ 1.40
Weighted average remaining contractual life of outstanding share options (in years)	8 years 3 months 14 days	8 years 4 months 17 days	8 years 6 months 18 days	8 years 9 months 10 days
0.01
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (GBP)	£ 0.01
Number of share options | shares	842,762
Wtd Average Exercise Price (GBP)	£ 0
Weighted average remaining contractual life of outstanding share options (in years)	7 years 9 months 3 days
1.00 to 2.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options | shares	3,521,839
Wtd Average Exercise Price (GBP)	£ 1.42
Weighted average remaining contractual life of outstanding share options (in years)	5 years 9 months 21 days
2.00 to 3.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options | shares	1,251,017
Wtd Average Exercise Price (GBP)	£ 2.47
Weighted average remaining contractual life of outstanding share options (in years)	8 years 4 months 6 days
3.00 to 4.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options | shares	7,798,500
Wtd Average Exercise Price (GBP)	£ 3.39
Weighted average remaining contractual life of outstanding share options (in years)	9 years 5 months 15 days
Bottom of range [member] | 1.00 to 2.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (GBP)	£ 1.00
Bottom of range [member] | 2.00 to 3.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (GBP)	2.00
Bottom of range [member] | 3.00 to 4.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (GBP)	3.00
Top of range [member] | 1.00 to 2.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (GBP)	2.00
Top of range [member] | 2.00 to 3.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (GBP)	3.00
Top of range [member] | 3.00 to 4.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (GBP)	£ 4.00